Investment in Marketable Securities (Details Narrative) (10-K) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Oct. 16, 2018	May 17, 2018	Apr. 16, 2018	Mar. 09, 2018
Purchased price per shares							$ 0.0001	$ 1.00
Greenpro Capital Corp. [Member]
Investment in securities, shares					33,333	83,333
Investment amount	$ 66,484	$ 134,166	$ 501,000	$ 501,000	$ 1,000	$ 500,000
Purchased price per shares					$ 0.03	$ 6